Revenues - Detailed Information about Revenue (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Revenues [abstract]
Sales of goods and services	$ 682,928	$ 686,644	$ 435,558
Government incentives	9,586	13,266	14,469
Turnover tax	(23,328)	(21,315)	(14,207)
Revenues	$ 669,186	$ 678,595	$ 435,820